The Trust	12 Months Ended
Dec. 31, 2017
Royal Dutch Shell Dividend Access Trust [Member]
Statements [Line Items]
The Trust

1 THE TRUST

The Royal Dutch Shell Dividend Access Trust (the Trust) was established on May 19, 2005, by The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited (Shell Transport), and Royal Dutch Shell plc (the Company). The Trust is governed by the applicable laws of England and Wales and is resident and domiciled in Jersey. The Trust is not subject to taxation. The Trustee of the Trust is Computershare Trustees (Jersey) Limited, registration number 92182 (the Trustee), Queensway House, Hilgrove Street, St Helier, Jersey, JE1 1ES. The Trust was established as part of a dividend access mechanism.

Shell Transport and BG Group plc, now BG Group Limited (BG), have each issued a dividend access share to the Trustee. Following the announcement of a dividend by the Company on the B shares, Shell Transport and BG may declare a dividend on their dividend access shares.

The primary purposes of the Trust are to receive, on behalf of the B shareholders of the Company and in accordance with their respective holdings of B shares in the Company, any amounts paid by way of dividend on the dividend access shares and to pay such amounts to the B shareholders on the same pro rata basis. The Trust is not subject to significant market risk, credit risk or liquidity risk.

The Trust shall not endure for a period in excess of 80 years from May 19, 2005, being the date on which the Trust Deed was executed.